Prospectus Supplement	February 28, 2023

Putnam VT Research Fund
Prospectus dated April 30, 2022

Effective February 28, 2023, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kathryn Lakin, Director of Equity Research, portfolio manager of the fund since 2014

Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2014

Matthew LaPlant, Portfolio Manager, Quantitative Analyst, portfolio manager of the fund since 2023

Andrew O’Brien, Portfolio Manager, Analyst, portfolio manager of the fund since 2018

William Rives, Portfolio Manager, Analyst, portfolio manager of the fund since 2019

Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2010

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective February 28, 2023, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Kathryn Lakin	2014	Putnam Management	Director of Equity Research
		2012–Present	Previously, Co-Director of Equity Research, Assistant Director
			of Global Equity Research
Jacquelyne Cavanaugh	2014	Putnam Management	Portfolio Manager, Analyst
		2012–Present
Matthew LaPlant	2023	Putnam Management	Portfolio Manager, Quantitative Analyst
		2000–Present	Previously, Quantitative Analyst
Andrew O’Brien	2018	Putnam Management	Portfolio Manager, Analyst
		2011–Present	Previously, Analyst
William Rives	2019	Putnam Management	Portfolio Manager, Analyst
		2013–Present	Previously, Analyst
Walter Scully	2010	Putnam Management	Portfolio Manager, Analyst
		1996–Present	Previously, Assistant Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

333008 2/23

Statement of Additional Information Supplement	February 28, 2023

Putnam VT Research Fund

Statement of Additional Information dated April 30, 2022

Effective February 28, 2023, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are restated in their entirety as follows to reflect that the fund’s portfolio managers are now Kathryn Lakin, Jacquelyne Cavanaugh, Matthew LaPlant, Andrew O’Brien, William Rives and Walter Scully. These sub-sections are also supplemented with regards solely to Mr. LaPlant as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of January 31, 2023. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio manager	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Matthew LaPlant	1	$41,200,000	0	$0	1	$100,000

Ownership of securities

As of January 31, 2023, Mr. LaPlant and his immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

SAI Supplement – 02/23